[LETTERHEAD FOR ROPES & GRAY LLP]

July 27, 2005	Peter D. Stahl (617) 951-7074 peter.stahl@ropesgray.com

Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:
    US Oncology Holdings, Inc.
    Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of US Oncology Holdings, Inc. (the "Company"), we submit herewith for filing a registration statement on Form S-4 (the "Registration Statement"). The Registration Statement covers $250,000,000 of Senior Floating Rate Notes, which the Company proposes to exchange for an equivalent principal amount of outstanding unregistered Senior Floating Rate Notes.

As described in the Registration Statement, the Company is the parent of US Oncology, Inc. ("US Oncology") and its sole asset is one hundred percent of the outstanding shares of common stock of US Oncology. The Company conducts all of its business through US Oncology and its subsidiaries. In connection with a similar exchange offer, US Oncology filed a registration statement on Form S-4 on December 17, 2004 (File No. 333-121410) and a final prospectus on March 16, 2005.

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Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7074 or Carl P. Marcellino at (212) 841-0623. Thank you for your assistance.

Very truly yours,
/s/ PETER D. STAHL Peter D. Stahl

Enclosures

cc:
B. Scott Aitken, Esq.
Carl P. Marcellino, Esq.